Related Party Transactions (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Related Party Transaction [Line Items]
Summary of Net Transfers to and from Lionsgate
The net transfers to and from Lionsgate discussed above were as follows:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(241.7)	$111.5
Licensing of content (1)	428.8	623.7
Corporate reimbursements	5.9	8.0
Corporate expense allocations (excluding allocation of share-based compensation)	20.2	12.3
Funding of purchases of accounts receivables held for collateral	(85.6)	(135.4)

Net transfers to Parent per combined statements of cash flows	$127.6	$620.1

Share based compensation (including allocation of share-based compensation)	(53.6)	(42.2)
Other non-cash transfer	16.6	—

Net transfers to Parent per combined statements of equity (deficit)	$90.6	$577.9

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.

The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Cash pooling and general financing activities	$36.1	$(305.2)	$(143.5)
Licensing of content (1)	733.3	567.7	209.4
Corporate reimbursements	13.3	10.8	8.0
Corporate expense allocations (excluding allocation of share-based compensation)	22.3	19.3	22.4
Funding of purchases of accounts receivables held for collateral	(183.7)	(172.9)	(212.5)

Net transfers to (from) Parent per combined statements of cash flows	$621.3	$119.7	$(116.2)

Share-based compensation (including allocation of share-based compensation)	(73.4)	(70.2)	(58.0)
Other non-cash transfer	2.5	—	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$550.4	$49.5	$(174.2)

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.

Summary of Company's Combined Balance Sheets and Statements of Operations

	March 31,
	2023	2022

	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$10.8	$10.5
Investment in films and television programs (1)	7.9	1.6
Other assets, noncurrent (1)(2)	45.8	43.5

Total due from related parties	$64.5	$55.6

Accounts payable (3)	$16.8	$17.0
Other accrued liabilities (1)	6.7	5.2
Participations and residuals, current	7.5	5.9
Participations and residuals, noncurrent	2.0	1.1
Other liabilities (1)	41.4	38.3

Total due to related parties	$74.4	$67.5

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Combined Statements of Operations
Revenues	$4.8	$3.0	$6.3
Direct operating expense	$8.3	$6.5	$10.8
Distribution and marketing expense	$0.4	$0.2	$0.2
Interest and other income	$—	$3.0	$2.9

(1)
During the year ended March 31, 2022, the Company entered into certain operating leases related to a studio facility owned by an equity-method investee. Amounts related to these leases are included in investment in films and television programs, other assets—noncurrent, other accrued liabilities and other liabilities in the combined balance sheets at March 31, 2023 and 2022.

(2)
During the years ended March 31, 2022 and 2021, the Company made loans (including accrued interest) of $3.0 million and $2.9 million, respectively, to certain of its equity method investees (2023—none). As of March 31, 2023 and 2022, no amounts are included in other assets, noncurrent in the Company’s combined balance sheets related to these loans (net of equity interests losses applied against such loans).

(3)	Amounts primarily represent production related advances due to certain of its equity method investees.